Rights of Use - Narrative (Details) € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Business combi-nations	€ 22
Colombia Telecomunicaciones S.A. ESP BIC And Colombia Móvil S.A. ESP
Disclosure of quantitative information about right-of-use assets [line items]
Business combi-nations	€ 22